PROPERTY, PLANT AND EQUIPMENT - Royalties (Details)	12 Months Ended
Dec. 31, 2022
McCoy-Cove, Nevada | NSR Maverix Metals Inc. | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	1.50%
McCoy-Cove, Nevada | NSR Maverix Metals Inc. | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	2.00%
Tabor, Nevada | NSR Renaissance
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	3.00%
Granite Creek | NSR Royal Gold/D.M. Duncan 1 | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	1.00%
Granite Creek | NSR Royal Gold/D.M. Duncan 1 | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	4.00%
Granite Creek | NSR Royal Gold/D.M. Duncan 2 | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	3.00%
Granite Creek | NSR Royal Gold/D.M. Duncan 2 | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	5.00%
Granite Creek | NSR Franco-Nevada/S&G Pinson
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	2.00%
Granite Creek | NSR Stoffer/Noceto/Phillips
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	7.50%
Granite Creek | NSR Stoffer/Noceto/Phillips/Murphy/Christison
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	2.00%
Granite Creek | NPI Nevada Gold Mines
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	10.00%
Granite Creek | Newmont Capital Limited
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	2.00%
Lone Tree | NSR
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	3.00%
Lone Tree | NSR VEK/Andrus
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	5.00%
Lone Tree | NSR Franco-Nevada Mining Corporation, Inc.
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	1.00%
Lone Tree | NSR Marigold Mining Company | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	4.00%
Lone Tree | NSR Marigold Mining Company | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	5.00%
Lone Tree | NSR Richardson
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	5.00%
Lone Tree | NSR BTF Properties
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	5.00%
Ruby Hill | NSR Placer Dome U.S. Inc.
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	2.50%
Ruby Hill | Biale Trust
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	3.00%
Ruby Hill | NSR Asarco Incorporated
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	4.00%
Ruby Hill | RG Royalties
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	3.00%
Rodeo Creek, Nevada | NSR Nevada Select Royalty Inc.
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	2.00%
South Arturo | Franco-Nevada Corporation | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	4.00%
South Arturo | Franco-Nevada Corporation | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
NSR royalty fee percentage	9.00%